Significant Accounting Policies - Long-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Publicly Traded Debt [Member]
Financial Instruments
Carrying Amount	$ 1,918,568	$ 1,120,924	$ 1,620,646
Fair Value	1,960,169	1,160,280	1,614,739
Non-Traded Debt [Member]
Financial Instruments
Carrying Amount	4,782	5,056	4,675
Fair Value	$ 4,555	$ 4,812	$ 4,430